UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05346

Putnam Variable Trust

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Stephen Tate, Vice President

100 Federal Street,

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Putnam VT Global Health Care Fund
Class IA	Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Putnam VT Global Health Care Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IA1	$81	0.75%
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class IA shares of Putnam VT Global Health Care Fund returned 15.34%. The Fund compares its performance to the  MSCI World Health Care Index-NR, which returned 14.83% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in Eli Lilly, a pharmaceutical company
↑	Overweight position in McKesson, a pharmaceutical distributor
↑	Out-of-benchmark position in Ascendis Pharma, a biopharmaceutical company

Top detractors from performance:
↓	Overweight position in UnitedHealth Group, a diversified health care company
↓	Underweight position in Novo Nordisk, a global health care company
↓	Out-of-benchmark position in Rocket Pharmaceuticals
Putnam VT Global Health Care Fund	PAGE 1	38977-ATSIA-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class IA 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class IA	15.34	7.99	8.63
MSCI All Country World Index-NR	22.34	11.19	11.72
MSCI World Health Care Index-NR	14.83	6.43	8.14
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$149,225,247
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	42
Total Management Fee Paid	$864,026
Portfolio Turnover Rate	78%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Putnam VT Global Health Care Fund	PAGE 2	38977-ATSIA-0226

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam VT Global Health Care Fund	PAGE 3	38977-ATSIA-0226

Putnam VT Global Health Care Fund
Class IB	Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Putnam VT Global Health Care Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IB1	$108	1.00%
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class IB shares of Putnam VT Global Health Care Fund returned 15.05%. The Fund compares its performance to the  MSCI World Health Care Index-NR, which returned 14.83% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in Eli Lilly, a pharmaceutical company
↑	Overweight position in McKesson, a pharmaceutical distributor
↑	Out-of-benchmark position in Ascendis Pharma, a biopharmaceutical company

Top detractors from performance:
↓	Overweight position in UnitedHealth Group, a diversified health care company
↓	Underweight position in Novo Nordisk, a global health care company
↓	Out-of-benchmark position in Rocket Pharmaceuticals
Putnam VT Global Health Care Fund	PAGE 1	38977-ATSIB-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class IB 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class IB	15.05	7.71	8.36
MSCI All Country World Index-NR	22.34	11.19	11.72
MSCI World Health Care Index-NR	14.83	6.43	8.14
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$149,225,247
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	42
Total Management Fee Paid	$864,026
Portfolio Turnover Rate	78%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Putnam VT Global Health Care Fund	PAGE 2	38977-ATSIB-0226

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam VT Global Health Care Fund	PAGE 3	38977-ATSIB-0226

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Gregory G. McGreevey and Manoj P. Singh possess the technical attributes identified in Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and has designated Gregory G. McGreevey and Manoj P. Singh as the Audit Committee’s financial experts. Gregory G. McGreevey and Manoj P. Singh are “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed in the last two fiscal years ending December 31, 2024 and December 31, 2025 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $1,105,519 in December 31, 2024 and $1,138,734 in December 31, 2025.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in December 31, 2024 and $0 in December 31, 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $140,446 in December 31, 2024 and $195,135 in December 31, 2025. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in December 31, 2024 and $0 in December 31, 2025.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies of the Audit, Compliance and Risk Committee. The Audit, Compliance and Risk Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Risk Committee also has adopted a policy to pre-approve the engagement by the fund’s investment manager and certain of its affiliates of the fund’s independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by the fund’s investment manager or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $864,236 in December 31, 2024 and $1,655,229 in December 31, 2025.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.
(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Putnam
VT Global Health
Care Fund
Financial Statements and Other Important Information
Annual | December 31, 2025

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Annual

Financial Highlights and Schedule of Investments 2
Financial Statements 8
Notes to Financial Statements 12
Report of Independent Registered Public Accounting Firm 24
Tax Information 25
Changes In and Disagreements with Accountants 26
Results of Meeting(s) of Shareholders 26
Remuneration Paid to Directors, Officers and Others 26
Board Approval of Management and Subadvisory Agreements 26

Putnam Variable Trust
Financial Highlights
Putnam VT Global Health Care Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2025 2024 2023 2022 2021
Class IA
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $16.58 $17.10 $17.03 $19.52 $17.97
Income from investment operations
a
:
Net investment income
b
......................... 0.16 0.10 0.10 0.10 0.14
Net realized and unrealized gains (losses) ........... 2.27 0.24 1.33 (0.91) 3.09
Total from investment operations .................... 2.43 0.34 1.43 (0.81) 3.23
Less distributions from:
Net investment income .......................... — (0.11) (0.09) (0.12) (0.24)
Net realized gains ............................. (1.12) (0.75) (1.27) (1.56) (1.44)
Total distributions ............................... (1.12) (0.86) (1.36) (1.68) (1.68)
Net asset value, end of year ....................... $17.89 $16.58 $17.10 $17.03 $19.52
Total return
c
................................... 15.34% 1.70% 9.39% (4.44)% 19.77%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.75% 0.73% 0.76% 0.78% 0.74%
Expenses net of waiver and payments by affiliates
d
...... 0.75% 0.73% 0.76% 0.77%
e
0.74%
Net investment income ........................... 1.01% 0.58% 0.60% 0.62% 0.75%
Supplemental data
Net assets, end of year (000’s) ..................... $41,554 $40,510 $43,484 $45,067 $51,394
Portfolio turnover rate ............................ 78% 44% 35% 72% 51%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Putnam Variable Trust serves as an underlying investment vehicle.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Includes one-time proxy cost of 0.01%.

Putnam Variable Trust
Financial Highlights
Putnam VT Global Health Care Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2025 2024 2023 2022 2021
Class IB
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $15.68 $16.22 $16.22 $18.67 $17.27
Income from investment operations
a
:
Net investment income
b
......................... 0.12 0.06 0.05 0.06 0.09
Net realized and unrealized gains (losses) ........... 2.13 0.22 1.27 (0.87) 2.95
Total from investment operations .................... 2.25 0.28 1.32 (0.81) 3.04
Less distributions from:
Net investment income .......................... — (0.07) (0.05) (0.08) (0.20)
Net realized gains ............................. (1.12) (0.75) (1.27) (1.56) (1.44)
Total distributions ............................... (1.12) (0.82) (1.32) (1.64) (1.64)
Net asset value, end of year ....................... $16.81 $15.68 $16.22 $16.22 $18.67
Total return
c
................................... 15.05% 1.43% 9.13% (4.67)% 19.40%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.00% 0.98% 1.01% 1.03% 0.99%
Expenses net of waiver and payments by affiliates
d
...... 1.00% 0.98% 1.01% 1.02%
e
0.99%
Net investment income ........................... 0.76% 0.33% 0.35% 0.37% 0.50%
Supplemental data
Net assets, end of year (000’s) ..................... $107,672 $108,149 $115,451 $113,416 $123,840
Portfolio turnover rate ............................ 78% 44% 35% 72% 51%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Putnam Variable Trust serves as an underlying investment vehicle.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Includes one-time proxy cost of 0.01%.

Putnam Variable Trust
Schedule of Investments, December 31, 2025
Putnam VT Global Health Care Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 97.4%
Biotechnology 19.8%
AbbVie, Inc. ....................................... United States 45,500 $ 10,396,295
a
Alnylam Pharmaceuticals, Inc. .......................... United States 4,120 1,638,318
a
Arcus Biosciences, Inc. ............................... United States 33,900 807,837
a
Argenx SE ........................................ Netherlands 1,976 1,666,843
a
Ascendis Pharma A/S , ADR ........................... Denmark 10,764 2,295,315
a
Genmab A/S ....................................... Denmark 3,296 1,021,707
Gilead Sciences, Inc. ................................ United States 35,400 4,344,996
Regeneron Pharmaceuticals, Inc. ....................... United States 3,085 2,381,219
a
Rhythm Pharmaceuticals, Inc. .......................... United States 10,200 1,091,808
a
Vaxcyte, Inc. ....................................... United States 21,500 992,010
a
Vertex Pharmaceuticals, Inc. ........................... United States 6,600 2,992,176
29,628,524
Health Care Equipment & Supplies 14.6%
Abbott Laboratories .................................. United States 20,400 2,555,916
b
Becton Dickinson & Co. ............................... United States 8,300 1,610,781
a
Boston Scientific Corp. ............................... United States 43,370 4,135,330
a
Edwards Lifesciences Corp. ........................... United States 28,500 2,429,625
Hoya Corp. ........................................ Japan 8,500 1,289,192
a
Intuitive Surgical, Inc. ................................ United States 9,320 5,278,475
Medtronic plc ...................................... United States 47,300 4,543,638
21,842,957
Health Care Providers & Services 14.3%
Cardinal Health, Inc. ................................. United States 18,200 3,740,100
CVS Health Corp. ................................... United States 34,600 2,745,856
a
GeneDx Holdings Corp. , A ............................. United States 5,100 663,306
HCA Healthcare, Inc. ................................. United States 6,400 2,987,904
McKesson Corp. .................................... United States 4,300 3,527,247
UnitedHealth Group, Inc. .............................. United States 23,300 7,691,563
21,355,976
Life Sciences Tools & Services 6.0%
Danaher Corp. ..................................... United States 5,200 1,190,384
a
IQVIA Holdings, Inc. ................................. United States 6,600 1,487,706
Thermo Fisher Scientific, Inc. .......................... United States 10,800 6,258,060
8,936,150
Pharmaceuticals 42.7%
AstraZeneca plc .................................... United Kingdom 41,476 7,675,521
Chugai Pharmaceutical Co. Ltd. ........................ Japan 28,100 1,474,170
Eli Lilly & Co. ...................................... United States 17,200 18,484,496
Galderma Group AG ................................. Switzerland 6,935 1,412,194
GSK plc .......................................... United States 76,227 1,868,874
a
Innoviva, Inc. ...................................... United States 100,621 2,011,414
Johnson & Johnson ................................. United States 56,332 11,657,907
Merck & Co., Inc. ................................... United States 63,646 6,699,378
Novartis AG ....................................... United States 51,754 7,131,494
Novo Nordisk A/S , B ................................. Denmark 29,232 1,482,603
Roche Holding AG .................................. United States 5,542 2,288,681
UCB SA .......................................... Belgium 5,201 1,449,137
63,635,869
Total Common Stocks (Cost $ 86,730,715 ) ....................................
145,399,476

Putnam Variable Trust
Schedule of Investments
Putnam VT Global Health Care Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased 0.0%
†
Calls - Over-the-Counter
Equity Options 0.0%
†
Becton Dickinson & Co. , Counterparty CITI , June Strike Price
$ 230.00 , Expires 6/18/26 ............................ 4,094,920 794,701,124 $ 46,472
Total Options Purchased (Cost $ 83,679 ) ......................................
46,472
Short Term Investments 2.4%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.1%
c
U.S. Treasury Bills , 3 .18% , 1/20/26 ...................... United States 200,000 199,647
Total U.S. Government and Agency Securities (Cost $ 199,602 ) ..................
199,647
Shares
Management Investment Companies 2.3%
d,e
Putnam Short Term Investment Fund , Class P , 3.967% ....... United States 3,390,491 3,390,491
Total Management Investment Companies (Cost $ 3,390,491 ) ...................
3,390,491
Total Short Term Investments (Cost $ 3,590,093 ) ...............................
3,590,138
a
Total Investments (Cost $ 90,404,487 ) 99.8% ..................................
$149,036,086
Options Written (0.0) %
†
....................................................
(20,184)
Other Assets, less Liabilities 0.2% ...........................................
209,345
Net Assets 100.0% .........................................................
$149,225,247
a a a
Number of
Contracts
Notional
Amount
#
f
Options Written (0.0)%
†
Calls - Over-the-Counter
Equity Options (0.0)%
†
Becton Dickinson & Co. , Counterparty CITI , June Strike Price
$ 245.00 , Expires 6/18/26 ............................ 4,361,980 846,529,459 (20,184)
Total Options Written (Premiums received $ 42,729 ) ...........................
$ (20,184)
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is held in connection with written option contracts open at year end.
c
The rate shown represents the yield at period end.
d
See Note 3 ( f ) regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.
f
See Note 1 ( d ) regarding written options.

Putnam Variable Trust
Schedule of Investments
Putnam VT Global Health Care Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

At December 31, 2025 , the Fund had the following forward exchange contracts outstanding. See Note 1(d) .
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Australian Dollar .... GSCO Sell 673,600 439,839 1/14/26 $ — $ (9,719)
Australian Dollar .... WPAC Buy 3,366,100 2,198,514 1/14/26 48,006 —
Canadian Dollar .... GSCO Buy 315,300 225,666 1/14/26 4,150 —
Canadian Dollar .... HSBK Buy 283,300 203,219 1/14/26 3,272 —
Canadian Dollar .... JPHQ Sell 33,200 23,761 1/14/26 — (438)
Canadian Dollar .... MSCO Sell 269,800 193,078 1/14/26 — (3,573)
Canadian Dollar .... SSBT Sell 367,900 263,930 1/14/26 — (4,224)
Israeli New Shekel .. BOFA Buy 867,100 263,780 1/14/26 8,486 —
Israeli New Shekel .. GSCO Buy 883,800 272,192 1/14/26 5,318 —
New Zealand Dollar . TDOM Buy 405,700 233,448 1/14/26 222 —
Japanese Yen ...... BOFA Sell 14,906,100 97,354 2/12/26 1,868 —
Japanese Yen ...... BZWS Buy 142,887,400 933,200 2/12/26 — (17,887)
Japanese Yen ...... GSCO Buy 160,672,600 1,049,338 2/12/26 — (20,096)
Japanese Yen ...... JPHQ Buy 41,195,500 269,053 2/12/26 — (5,162)
Japanese Yen ...... SSBT Sell 129,570,100 841,979 2/12/26 11,975 —
Japanese Yen ...... TDOM Buy 63,127,400 410,235 2/12/26 — (5,852)
Japanese Yen ...... UBSW Buy 118,696,800 771,330 2/12/26 — (10,977)
British Pound ...... BOFA Buy 974,100 1,308,384 3/17/26 4,418 —
British Pound ...... BZWS Sell 307,300 412,752 3/17/26 — (1,399)
British Pound ...... CITI Buy 555,700 746,389 3/17/26 2,532 —
British Pound ...... GSCO Sell 2,158,200 2,898,808 3/17/26 — (9,815)
British Pound ...... MSCO Buy 211,200 281,967 3/17/26 2,669 —
British Pound ...... SSBT Buy 399,300 533,096 3/17/26 5,044 —
British Pound ...... TDOM Sell 239,800 320,157 3/17/26 — (3,023)
British Pound ...... UBSW Sell 210,800 281,435 3/17/26 — (2,662)
Danish Krone ...... BOFA Buy 14,898,900 2,358,039 3/17/26 — (4,100)
Danish Krone ...... CITI Sell 4,508,000 713,583 3/17/26 1,345 —
Danish Krone ...... GSCO Sell 5,329,800 843,518 3/17/26 1,441 —
Danish Krone ...... HSBK Sell 9,903,600 1,567,472 3/17/26 2,761 —
Danish Krone ...... JPHQ Sell 2,487,300 393,703 3/17/26 724 —
Danish Krone ...... MSCO Sell 2,027,600 320,380 3/17/26 31 —
Danish Krone ...... SSBT Sell 6,654,000 1,051,402 3/17/26 109 —
Danish Krone ...... UBSW Buy 9,427,600 1,490,396 3/17/26 — (890)
Danish Krone ...... UBSW Sell 1,371,100 216,667 3/17/26 41 —
Euro ............. BOFA Sell 147,700 174,440 3/17/26 284 —
Euro ............. GSCO Buy 410,000 484,249 3/17/26 — (812)
Euro ............. HSBK Buy 358,100 422,914 3/17/26 — (673)
Euro ............. JPHQ Buy 303,500 358,419 3/17/26 — (557)
Euro ............. MSCO Buy 1,077,300 1,270,249 3/17/26 12 —
Euro ............. SSBT Buy 1,129,700 1,332,018 3/17/26 29 —
Euro ............. SSBT Sell 322,600 381,065 3/17/26 683 —
Euro ............. TDOM Sell 1,861,900 2,195,236 3/17/26 — (159)
Euro ............. UBSW Buy 3,047,700 3,595,682 3/17/26 85 (2,178)
Euro ............. WPAC Buy 938,000 1,106,006 3/17/26 4 —
Swedish Krona ..... GSCO Buy 2,166,500 235,542 3/17/26 663 —
Swiss Franc ....... BOFA Sell 1,278,300 1,627,271 3/17/26 1,215 —
Swiss Franc ....... CITI Sell 421,800 536,954 3/17/26 405 —
Swiss Franc ....... GSCO Buy 463,100 589,628 3/17/26 — (544)
Swiss Franc ....... HSBK Buy 1,309,300 1,666,900 3/17/26 — (1,411)
Swiss Franc ....... JPHQ Buy 335,300 426,910 3/17/26 — (393)
Swiss Franc ....... MSCO Buy 348,200 441,898 3/17/26 1,028 —

Putnam Variable Trust
Schedule of Investments
Putnam VT Global Health Care Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Swiss Franc ....... SSBT Buy 163,300 207,237 3/17/26 $ 488 $ —
Swiss Franc ....... UBSW Buy 3,024,700 3,838,647 3/17/26 8,909 —
Swiss Franc ....... UBSW Sell 1,777,500 2,257,226 3/17/26 — (3,834)
Total Forward Exchange Contracts ................................................... $118,217 $(110,378)
Net unrealized appreciation (depreciation) ............................................ $7,839
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Note  7  regarding other derivative information.
See A bbreviations on page 23 .

Putnam Variable Trust
Financial Statements
Statement of Assets and Liabilities
December 31, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Putnam VT
Global Health
Care Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $87,013,996
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 3,390,491
Value - Unaffiliated issuers .................................................................. $145,645,595
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 3,390,491
Cash .................................................................................... 29,074
Receivables:
Investment securities sold ................................................................... 11,317
Capital shares sold ........................................................................ 5,617
Dividends ............................................................................... 364,109
European Union tax reclaims (Note 1 e ) ......................................................... 75,111
Unrealized appreciation on OTC forward exchange contracts .......................................... 118,217
Prepaid expenses .......................................................................... 28,321
Total assets .......................................................................... 149,667,852
Liabilities:
Payables:
Capital shares redeemed ................................................................... 56,866
Management fees ......................................................................... 75,556
Administrative fees ........................................................................ 1,282
Distribution fees .......................................................................... 22,733
Transfer agent fees ........................................................................ 17,532
Reports to shareholders fees ................................................................ 24,015
Professional fees ......................................................................... 45,382
Trustees' fees and expenses ................................................................. 44,696
Deposits from brokers for:
OTC derivative contracts .................................................................. 20,000
Options written, at value (premiums received $ 42,729 ) ............................................... 20,184
Unrealized depreciation on OTC forward exchange contracts .......................................... 110,378
Accrued expenses and other liabilities ........................................................... 3,981
Total liabilities ......................................................................... 442,605
Net assets, at value ................................................................. $149,225,247
Net assets consist of:
Paid-in capital ............................................................................. $86,507,996
Total distributable earnings (losses) ............................................................. 62,717,251
Net assets, at value ................................................................. $149,225,247

Putnam Variable Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
December 31, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Putnam VT
Global Health
Care Fund
Class IA:
Net assets, at value ....................................................................... $41,553,531
Shares outstanding ........................................................................ 2,322,736
Net asset value and maximum offering price per share
a
............................................. $17.89
Class IB:
Net assets, at value ....................................................................... $107,671,716
Shares outstanding ........................................................................ 6,404,988
Net asset value and maximum offering price per share
a
............................................. $16.81
a
Net asset value per share may not recalculate due to rounding.

Putnam Variable Trust
Financial Statements
Statement of Operations
for the year ended December 31, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Putnam VT
Global Health
Care Fund
Investment income:
Dividends: (net of foreign taxes of $88,970)
Unaffiliated issuers ........................................................................ $2,297,771
Non-controlled affiliates (Note 3 f ) ............................................................. 144,902
Interest:
Unaffiliated issuers ........................................................................ 7,900
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... (12,252)
Non-controlled affiliates (Note 3 f ) ............................................................. 12,939
Other income (Note 1 e ) ...................................................................... 73,793
Total investment income ................................................................... 2,525,053
Expenses:
Management fees (Note 3 a ) ................................................................... 864,026
Administrative fees (Note 3 b ) .................................................................. 2,643
Distribution fees: (Note 3c )
Class IB ................................................................................ 259,745
Transfer agent fees: (Note 3d )
Class IA ................................................................................ 28,195
Class IB ................................................................................ 72,647
Custodian fees (Note 4 ) ...................................................................... 11,545
Reports to shareholders fees .................................................................. 26,901
Professional fees ........................................................................... 64,853
Trustees' fees and expenses (Note 3 e ) ........................................................... 4,711
Other .................................................................................... 6,013
Total expenses ......................................................................... 1,341,279
Expense reductions (Note 4 ) ............................................................... (197)
Net expenses ......................................................................... 1,341,082
Net investment income ................................................................ 1,183,971
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 4,161,980
Written options ........................................................................... (255,873)
Foreign currency transactions ................................................................ 31,103
Forward exchange contracts ................................................................. (361,136)
Net realized gain (loss) .................................................................. 3,576,074
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 14,990,271
Translation of other assets and liabilities denominated in foreign currencies .............................. 24,933
Written options ........................................................................... 22,545
Forward exchange contracts ................................................................. 457,826
Net change in unrealized appreciation (depreciation) ............................................ 15,495,575
Net realized and unrealized gain (loss) ............................................................ 19,071,649
Net increase (decrease) in net assets resulting from operations .......................................... $20,255,620

Putnam Variable Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Putnam VT Global Health Care Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $1,183,971 $662,687
Net realized gain (loss) ................................................. 3,576,074 10,582,560
Net change in unrealized appreciation (depreciation) ........................... 15,495,575 (7,716,658)
Net increase (decrease) in net assets resulting from operations ................ 20,255,620 3,528,589
Distributions to shareholders:
Class IA ............................................................ (2,657,153) (2,166,447)
Class IB ............................................................ (7,426,351) (5,738,948)
Total distributions to shareholders .......................................... (10,083,504) (7,905,395)
Capital share transactions: (Note 2 )
Class IA ............................................................ (2,007,597) (1,872,586)
Class IB ............................................................ (7,598,100) (4,026,552)
Total capital share transactions ............................................ (9,605,697) (5,899,138)
Net increase (decrease) in net assets ................................... 566,419 (10,275,944)
Net assets:
Beginning of year ....................................................... 148,658,828 158,934,772
End of year ........................................................... $149,225,247 $148,658,828

Putnam Variable Trust
Notes to Financial Statements
Putnam VT Global Health Care Fund

franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Putnam Variable Trust  (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of twenty separate funds. The Trust follows the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946,
Financial Services – Investment Companies (ASC 946) and
applies the specialized accounting and reporting guidance
in U.S. Generally Accepted Accounting Principles (U.S.
GAAP), including, but not limited to, ASC 946. Putnam VT
Global Health Care Fund (Fund) is included in this report.
Shares of the Fund are generally sold only to insurance
company separate accounts to fund the benefits of variable
life insurance policies or variable annuity contracts. The
Fund offers two classes of shares: Class IA and Class IB.
Each class of shares may differ by its distribution fees, voting rights on matters affecting a single class and its exchange
privilege.
The following summarizes the  Fund 's significant accounting policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments trade in the OTC
market. The Fund's pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Fund's net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the

Putnam Variable Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam VT Global Health Care Fund
(continued)
inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
December 31, 2025, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business
each day; any additional collateral required due to changes
in security values is delivered to the Fund on the next
business day. Any cash collateral received is deposited into a joint cash account with other funds and is used to invest
in the Putnam Cash Collateral Pool, LLC, a limited liability company, an affiliate of Putnam Management. The Fund
may receive income from the investment of cash collateral,
in addition to lending fees paid by the borrower. Income from securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately
in the Statement of Operations. The Fund bears the
market risk with respect to any cash collateral investment,
securities loaned, and the risk that the agent may default
on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Putnam Variable Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam VT Global Health Care Fund
(continued)
right to repurchase the securities in the open market using
the collateral received. The securities lending agent has
agreed to indemnify the Fund in the event of default by a
third party borrower. Securities on loan outstanding at period end, if any, are listed in the Fund‘s Schedule of Investments.
d. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement. At December 31, 2025, the Fund had OTC
derivatives in a net liability position of $74,844.
Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC
derivatives traded under an ISDA master agreement, posting
of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum
transfer amount, which typically ranges from $100,000 to
$250,000, and can vary depending on the counterparty and
the type of agreement. Generally, collateral is determined
at the close of Fund business each day and any additional
collateral required due to changes in derivative values
may be delivered by the Fund or the counterparty the next
business day, or within a few business days. Collateral
pledged and/or received by the Fund, if any, is held in
segregated accounts with the Fund’s custodian/counterparty
broker and can be in the form of cash and/or securities.
Unrestricted cash may be invested according to the Fund's
investment objectives. To the extent that the amounts
due to the Fund from its counterparties are not subject to
collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
Forward exchange contracts outstanding at period end, if
any, are listed in the Fund's Schedule of Investments.
The Fund purchased or wrote OTC option contracts primarily
to manage and/or gain exposure to equity volatility risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When
an option is purchased or written, an amount equal to the
premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition
cost or sales proceeds of the underlying investment is
adjusted by any premium received or paid. Upon expiration
of an option, any premium received or paid is recorded as
a realized gain or loss. Upon closing an option other than
1. Organization and Significant Accounting Policies
(continued)
c. Securities Lending
(continued)

Putnam Variable Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam VT Global Health Care Fund
(continued)
through expiration or exercise, the difference between the
premium received or paid and the cost to close the position
is recorded as a realized gain or loss. Option contracts
outstanding at period end, if any, are listed in the Fund's
Schedule of Investments.
See Note 7  regarding other derivative information.
e. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of
its taxable income and net realized gains to relieve it from federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2025, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund’s federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities,
if any) and estimated expenses are accrued daily. Dividend
income and capital gain distributions are recorded on the
ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as  soon as the information is received by the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among  capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
1. Organization and Significant Accounting Policies
(continued)
d. Derivative Financial Instruments
(continued)

Putnam Variable Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam VT Global Health Care Fund
(continued)
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At December 31, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Shares Amount Shares Amount
Class IA Shares:
Shares sold ................................... 105,300 $1,737,759 121,745 $2,203,853
Shares issued in reinvestment of distributions .......... 163,316 2,657,153 122,122 2,166,447
Shares redeemed ............................... (388,842) (6,402,509) (344,402) (6,242,886)
Net increase (decrease) .......................... (120,226) $(2,007,597) (100,535) $(1,872,586)
Class IB Shares:
Shares sold ................................... 464,608 $7,290,789 565,588 $9,630,672
Shares issued in reinvestment of distributions .......... 484,749 7,426,351 341,401 5,738,948
Shares redeemed ............................... (1,440,151) (22,315,240) (1,131,181) (19,396,172)
Net increase (decrease) .......................... (490,794) $(7,598,100) (224,192) $(4,026,552)
Subsidiary Affiliation
Putnam Investment Management, LLC (Putnam Management) Investment manager
Franklin Advisers, Inc. (Advisers) Subadvisor
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
The Putnam Advisory Company, LLC (PAC) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Putnam Investor Services, Inc. (PSERV) Transfer agent
1. Organization and Significant Accounting Policies
(continued)

Putnam Variable Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam VT Global Health Care Fund
(continued)
a. Management Fees
The Fund pays Putnam Management a management fee (based on the Fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:
For the year ended December 31, 2025, the gross effective investment management fee rate was 0.602% of the Fund’s average daily net assets.
Putnam Management retained Advisers as subadvisor for the Fund. Pursuant to the agreement, Advisers provides certain advisory and related services to the Fund. Putnam Management pays a monthly fee to Advisers based on the costs of
Advisers in providing these services to the Fund, which may include a mark-up not to exceed 15% over such costs.
Under a subadvisory agreement, FTIML provides subadvisory services to the Fund. The subadvisory fee is paid by Putnam
Management based on the average net assets managed by FTIML, and is not an additional expense of the Fund.
Under a subadvisory agreement, PAC provides subadvisory services to the Fund. The subadvisory fee is paid by Putnam
Management based on the average net assets managed by PAC, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Putnam Management, FT Services provides administrative services to the Fund. The fee is paid by Putnam Management based on the Fund's average daily net assets, and is not an additional expense of the Fund.
The Fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the Fund and their staff who provide administrative services to the Fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.
c. Distribution Fees
The Fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Distributors for services provided and expenses incurred in distributing shares of the Fund. The Plans provide payments by the Fund to Distributors at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the
Fund at the following annual rate (Approved %) of the average net assets attributable to each class.
Annualized Fee Rate Net Assets
0.780% of the first $5 billion,
0.730% of the next $5 billion,
0.680% of the next $10 billion,
0.630% of the next $10 billion,
0.580% of the next $50 billion,
0.560% of the next $50 billion,
0.550% of the next $100 billion and
0.545% of any excess thereafter.
3. Transactions with Affiliates
(continued)

Putnam Variable Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam VT Global Health Care Fund
(continued)
d. Transfer Agent Fees
PSERV, an affiliate of Putnam Management, provides investor servicing agent functions to the Fund. PSERV was paid a monthly fee for investor servicing at an annual rate of 0.07% of the Fund’s average daily net assets.
e. Trustee Fees
The Fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees' fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain
Putnam funds until distribution in accordance with the Deferral Plan.
The Fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the Fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension
Plan are equal to 50% of the Trustee's average annual attendance and retainer fees for the three years ended December 31,
2005. The retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the Fund is included in the Trustees' fees and expenses in the Statement of Operations. Accrued pension liability is included in Payable for Trustees' fees and expenses in the Statement of Assets and Liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the year ended December 31, 2025, the Fund held investments in affiliated management investment companies as follows:
Maximum % Approved %
Class IB .................................................................. 0.35% 0.25%
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Putnam VT Global Health Care Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 3.967% ...... $4,794,115 $50,394,476 $(51,798,100) $— $— $3,390,491 3,390,491 $144,902
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Putnam Variable Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam VT Global Health Care Fund
(continued)
g. Waiver and Expense Reimbursements
Putnam Management has contractually agreed, through April 30, 2027, to waive fees and/or reimburse the Fund’s expenses to the extent necessary to limit the cumulative expenses of the Fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the Fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the Fund’s average net assets over such fiscal year-to-date period.
4. Expense Offset Arrangement
The Fund has entered into arrangements with PSERV and its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's transfer agent and custodian fees, respectively. During the year ended December 31, 2025, the fees were reduced as noted in the Statement of Operations. Effective April 14, 2025, earned credits on custodian fees, if any, are recognized as income.
5. Income Taxes
The tax character of distributions paid during the years ended December 31, 2025 and 2024, was as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Putnam VT Global Health Care Fund (continued)
Non-Controlled Affiliates
Income from
securities
loaned
Putnam Cash Collateral Pool,
LLC, 4.044% ............. $653,250 $11,211,243 $(11,864,493) $— $— $— — $12,939
Total Affiliated Securities ... $5,447,365 $61,605,719 $(63,662,593) $— $— $3,390,491 $157,841
2025 2024
Distributions paid from:
Ordinary income .......................................................... — $2,064,771
Long term capital gain ...................................................... $10,083,504 5,840,624
$10,083,504 $7,905,395
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Putnam Variable Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam VT Global Health Care Fund
(continued)
At December 31, 2025, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions and wash sales.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2025, aggregated
$109,754,896 and $128,118,485, respectively.
7. Other Derivative Information
At December 31, 2025, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
Cost of investments .......................................................................... $91,155,149
Unrealized appreciation ........................................................................ $59,013,968
Unrealized depreciation ........................................................................ (1,145,376)
Net unrealized appreciation (depreciation) .......................................................... $57,868,592
Distributable earnings:
Undistributed ordinary income ................................................................... $1,253,281
Undistributed long term capital gains .............................................................. 3,501,208
Total distributable earnings ..................................................................... $4,754,489
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Putnam VT Global Health Care Fund
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
$ 118,217 Unrealized depreciation on OTC
forward exchange contracts
$ 110,378
Equity contracts ...........
Investments in securities, at value 46,472
a
Options written, at value 20,184
Total .................... $164,689 $130,562
a
Purchased option contracts are included in investments in securities, at value in the Statement of Assets and Liabilities.
5. Income Taxes
(continued)

Putnam Variable Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam VT Global Health Care Fund
(continued)
For the year ended December 31, 2025, the effect of derivative contracts in the Statement of Operations was as follows:
For the year ended December 31, 2025, the average month notional amount of options represented $7,194,582. The average month end contract value of forward exchange contracts was $33,234,447.
See Note 1(d) regarding derivative financial instruments.
8. Credit Facility
Effective January 31, 2025, the Fund, together with other U.S. registered and foreign investment funds (collectively,
Borrowers) managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility) which matured on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective January 30, 2026, the Borrowers renewed the Global Credit Facility for a one-year term, maturing January 29, 2027, for a total of $2.995 billion.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the reporting period, the Fund did not use the Global Credit
Facility.
Prior to January 31, 2025, the Fund participated, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may have been made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest was charged to the Fund based on the Fund’s borrowings. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit was paid by the participating funds and a $75,000 fee was paid by the participating funds to State Street as agent of
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Putnam VT Global Health Care Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Forward exchange contracts $(361,136) Forward exchange contracts $457,826
Equity contracts ..............
Investments 241,346
a
Investments (37,207)
a
Written options (255,873) Written options 22,545
Total ....................... $(375,663) $443,164
a
Purchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the
Statement of Operations.
7. Other Derivative Information
(continued)

Putnam Variable Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam VT Global Health Care Fund
(continued)
the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit was allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the Fund had no borrowings against these arrangements.
9. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2025, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Putnam VT Global Health Care Fund
Assets:
Investments in Securities:
a
Common Stocks :
Biotechnology ......................... $ 26,939,974 $ 2,688,550 $ — $ 29,628,524
Health Care Equipment & Supplies ......... 20,553,765 1,289,192 — 21,842,957
Health Care Providers & Services .......... 21,355,976 — — 21,355,976
Life Sciences Tools & Services ............ 8,936,150 — — 8,936,150
Pharmaceuticals ....................... 38,853,195 24,782,674 — 63,635,869
Options Purchased ....................... — 46,472 — 46,472
Short Term Investments ................... 3,390,491 199,647 — 3,590,138
Total Investments in Securities ........... $120,029,551 $29,006,535
b
$— $149,036,086
Other Financial Instruments:
Forward Exchange Contracts ............... $— $118,217 $— $118,217
Total Other Financial Instruments ......... $— $118,217 $— $118,217
Liabilities:
Other Financial Instruments:
Options Written .......................... $— $20,184 $— $20,184
Forward Exchange Contracts ............... — 110,378 — 110,378
Total Other Financial Instruments ......... $— $130,562 $— $130,562
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes foreign securities valued at $28,760,416, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
8. Credit Facility
(continued)

Putnam Variable Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam VT Global Health Care Fund
(continued)
10. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group of the Fund’s
Investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the
CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
11. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Counterparty
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
SSBT
State Street Bank and Trust Co.
TDOM
Toronto Dominion Bank
UBSW
UBS AG
WPAC
Westpac Banking Corp.
Selected Portfolio
ADR
American Depositary Receipt

Putnam Variable Trust
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Putnam Variable Trust and Shareholders of Putnam VT Global Health Care Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Putnam
VT Global Health Care Fund (one of the funds constituting Putnam Variable Trust, referred to hereafter as the “Fund”)
as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended
December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 19, 2026
We have served as the auditor of one or more investment companies in the Putnam Funds family of funds since at least 1957.
We have not been able to determine the specific year we began serving as auditor.

Putnam Variable Trust
Tax Information (unaudited)

franklintempleton.com
Annual Report
Putnam VT Global Health Care Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2025:
Pursuant to: Amount Reported
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) $10,083,504
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $1,474,845
Section 163(j) Interest Earned §163(j) $72,960

Putnam Variable Trust

franklintempleton.com
Annual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

38977-AFSOI 02/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam Variable Trust

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	February 25, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	February 25, 2026

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	February 25, 2026